Net interest income	6 Months Ended
Jun. 30, 2023
Net interest income
Net interest income

2. Net interest income

	Half year ended
	30 June	30 June
	2023	2022
Continuing operations	£m	£m
Balances at central banks and loans to banks - amortised cost	1,722	582
Loans to customers - amortised cost	7,130	4,483
Other financial assets	630	185
Interest receivable	9,482	5,250
Bank deposits	402	157
Customer deposits	1,695	179
Other financial liabilities	1,345	433
Subordinated liabilities	221	141
Internal funding of trading businesses	93	6
Interest payable	3,756	916
Net interest income	5,726	4,334